Financial Instruments - Summary of Changes of the Liabilities from Financing Activities Classified as Cash Effective and Non-cash Effective (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Changes of the Liabilities from Financing activities Classified as Cash Effective andNoncashEffective [Line Items]
Liabilities from financing activities at beginning of period	€ 17,933	€ 34,395
Cash effective	(2,959)	(2,012)
Non-cash effective	661	(14,450)
Liabilities from financing activities at end of period	15,635	17,933
Liabilities for warrants [Member]
Disclosure Of Detailed Information About Changes of the Liabilities from Financing activities Classified as Cash Effective andNoncashEffective [Line Items]
Liabilities from financing activities at beginning of period	1,730	18,993
Cash effective	0	0
Non-cash effective	(1,730)	(17,263)
Liabilities from financing activities at end of period	0	1,730
Lease liabilities [Member]
Disclosure Of Detailed Information About Changes of the Liabilities from Financing activities Classified as Cash Effective andNoncashEffective [Line Items]
Liabilities from financing activities at beginning of period	16,203	15,402
Cash effective	(2,959)	(2,012)
Non-cash effective	2,391	2,813
Liabilities from financing activities at end of period	€ 15,635	€ 16,203